Property Plant and Equipment Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Abstract]
Land and land improvements	$ 849,704	$ 728,396
Mineral reserves and interests	990,438	461,587
Buildings	157,233	118,655
Machinery and equipment	3,568,342	2,575,340
Construction in progress	125,959	92,906
Gross property, plant and equipment	5,691,676	3,976,884
Less allowances for depreciation, depletion and amortization	(2,288,906)	(2,177,643)
Total	$ 3,402,770	$ 1,799,241